Sales by Product (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales, Total	$ 2,351.9	$ 2,119.0	$ 2,197.5	$ 2,135.0	$ 2,051.9	$ 1,947.1	$ 2,088.8	$ 2,178.9	$ 8,803.4		$ 8,266.7		$ 8,232.4
Airbags And Associated Products
Segment Reporting Information [Line Items]
Net sales, Total									5,686.0	[1]	5,392.0	[1]	5,392.8	[1]
Seatbelts And Associated Products
Segment Reporting Information [Line Items]
Net sales, Total									2,772.7		2,656.5		2,679.4
Active Safety Products
Segment Reporting Information [Line Items]
Net sales, Total									$ 344.7		$ 218.2		$ 160.2

[1]	Includes sales of steering wheels, passive safety electronics, inflators and initiators.